Borrowings (Details) - Schedule of movement in debt - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BankLoansMember
Borrowings (Details) - Schedule of movement in debt [Line Items]
Balance at January, 1	S/ 320,689	S/ 528,564
Additions	492,961	281,079
Amortization	(171,239)	(473,693)
Accrued interest	49,099	47,246
Interest paid	(39,748)	(48,034)
Subsidiary deconsolidation		(22,919)
Fair value
Others	63	8,446
Balance at January, 1	651,825	320,689
Other financial entities [Member]
Borrowings (Details) - Schedule of movement in debt [Line Items]
Balance at January, 1	188,868	244,639
Additions
Amortization	(28,758)	(42,605)
Accrued interest	9,273	11,439
Interest paid	(10,525)	(9,732)
Subsidiary deconsolidation		(59,190)
Fair value	16,629	12,402
Others	(7,339)	31,915
Balance at January, 1	168,148	188,868
Right-of-use liability [Member]
Borrowings (Details) - Schedule of movement in debt [Line Items]
Balance at January, 1	60,507	72,726
Additions	21,567	7,988
Amortization	(16,198)	(26,520)
Accrued interest	4,845	4,549
Interest paid	(4,732)	(4,335)
Subsidiary deconsolidation		(6,881)
Fair value
Others	(6,904)	12,980
Balance at January, 1	59,085	60,507
Finance leases [Member]
Borrowings (Details) - Schedule of movement in debt [Line Items]
Balance at January, 1	9,836	52,391
Additions	70	104
Amortization	(8,536)	(5,542)
Accrued interest	474	3,260
Interest paid	(514)	(3,224)
Subsidiary deconsolidation		(36,757)
Fair value
Others	(495)	(396)
Balance at January, 1	S/ 835	S/ 9,836